Goodwill and Other Intangibles (Tables)	6 Months Ended
Jun. 30, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the six months ended June 30, 2014 are as follows (in millions):

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at December 31, 2013	$1,657	$606	$71	$6	$164	$2,504
Impact of foreign exchange	2	(2)	—	—	—	—

Balance at June 30, 2014	$1,659	$604	$71	$6	$164	$2,504

Other Intangible Assets and Related Accumulated Amortization

As of June 30, 2014 and December 31, 2013, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2014			December 31, 2013
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$250	$125	$125	$252	$122	$130
Patents, concessions, licenses and other	5-25	1,713	1,338	375	1,505	1,097	408

		1,963	1,463	500	1,757	1,219	538

Other intangible assets not subject to amortization:
Trademarks		273	—	273	272	—	272

Total other intangible assets		$2,236	$1,463	$773	$2,029	$1,219	$810